Computer Software - Schedule of Changes in Computer Software (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	[1]	$ 822
Balance as of December 31		922	$ 822	[1]
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions		2	23
Disposals of businesses		(36)	(16)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Amortization		(485)	(474)
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		4,918	4,771
Acquisitions		74	0
Removed from service		(24)	(344)
Disposals of businesses		(91)	(24)
Translation and other, net		(13)	52
Balance as of December 31		5,385	4,918
Computer software [member] | Gross carrying amount [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Additions		519	460
Computer software [member] | Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Additions		2	3
Computer software [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		(4,096)	(3,941)
Amortization		(485)	(474)
Removed from service		24	344
Disposals of businesses		81	19
Translation and other, net		13	(44)
Balance as of December 31		$ (4,463)	$ (4,096)

[1]	Amounts have been reclassified to reflect the current presentation.